Business Segment and Significant Customer Information	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Business Segment and Significant Customer Information

10. Business Segment and Significant Customer Information

We aggregate our contract drilling operations into one reportable segment even though we provide contract drilling services with different types of rigs, including jackup rigs and drillships, and in different geographic regions. Our operations are dependent on the global oil and gas industry and our rigs are relocated based on demand for our services and customer requirements. Our customers consist primarily of large international oil and gas companies, national or government-controlled oil and gas companies and other international exploration and production companies.

We also provide construction supervision services for drilling units owned by others. In September 2013, we signed an agreement to supervise and manage the construction of two ultra-deepwater drillships for a third party. We receive management fees and reimbursable costs during the construction phase of the two drillships, subject to a maximum amount for each drillship. This business represented approximately 3.5%, 3.4% , 3.2%, 0.9% and 0.9% of our total revenue for the three months ended June 30, 2016, for the periods from February 10, 2016 to June 30, 2016, from January 1, 2016 to February 10, 2016 and for the three and six months ended June 30 2015, respectively.

For the three months ended June 30, 2016 and 2015, the majority of our revenue was from countries outside of the United States. Consequently, we are exposed to the risk of changes in economic, political and social conditions inherent in foreign operations. Three customers accounted for approximately 52%, 19% and 19% of consolidated revenue for the three months ended June 30, 2016. Three customers accounted for approximately 50%, 19% and 18% of consolidated revenue for the period from February 10, 2016 2016 to June 30, 2016. Three customers accounted for approximately 47%, 20% and 17% of consolidated revenue for the period from January 1, 2016 to February 10, 2016. Three customers accounted for approximately 28%, 26% and 24% of consolidated revenue for the three months ended June 30, 2015. For the six months ended June 30, 2015 three customers accounted for approximately 28%, 24% and 23% of consolidated revenue.

Our revenue by country was as follows (in thousands):

	Successor		Predecessor
	Three Months Ended June 30, 2016	Period from February 10, 2016 to June 30, 2016	Period from January 1, 2016 to February 10, 2016	Three Months Ended June 30, 2015	Six Months Ended June 30, 2015
Congo	$25,421	$39,280	$13,769	$60,881	$121,242
Malaysia	9,023	14,959	3,319	—	—
Indonesia	9,165	14,401	4,214	—	—
India	—	—	—	52,207	105,181
U.S.	—	—	—	53,910	95,814
Other countries (a)	4,902	9,657	2,238	47,385	112,667

Total revenues	$48,511	$78,297	$23,540	$214,383	$434,904

(a)	Other countries represent countries in which we operate that individually had operating revenues representing less than 10% of total revenues earned.

Our property and equipment, net by country was as follows (in thousands):

	Successor	Predecessor
	June 30, 2016	December 31, 2015
	(unaudited)
Congo	$288,020	$582,590
Malaysia	286,717	—
South Africa	204,910	851,099
India	—	718,966
Other countries (a)	88,391	795,732

Total property and equipment	$868,038	$2,948,387

(a)	Other countries represent countries in which we operate that individually had property and equipment, net representing less than 10% of total property and equipment, net.

A substantial portion of our assets are mobile drilling units. Asset locations at the end of the period are not necessarily indicative of the geographic distribution of the revenues generated by such assets during the periods.

Predecessor
Business Segment and Significant Customer Information

8. Business Segment Information

We aggregate our contract drilling operations into one reportable segment even though we provide contract drilling services with different types of rigs, including jackup rigs and drillships, and in different geographic regions. Our operations are dependent on the global oil and gas industry and our rigs are relocated based on demand for our services and customer requirements. Our customers consist primarily of large international oil and gas companies, national or government-controlled oil and gas companies and other international exploration and production companies.

We also provide construction supervision services for drilling units owned by others. In September 2013, we signed an agreement to supervise and manage the construction of two ultra-deepwater drillships for a third party. We will receive management fees and reimbursable costs during the construction phase of the two drillships, subject to a maximum amount for each drillship. This business represented approximately 1%, 1.6% and 1.9% of our total revenue for the years ended December 31, 2015, 2014 and 2013, respectively.

For the years ended December 31, 2015, 2014 and 2013, the majority of our revenue was from countries outside of the United States. Consequently, we are exposed to the risk of changes in economic, political and social conditions inherent in foreign operations. Three customers accounted for approximately 32%, 25% and 20% of consolidated revenue for the year ended December 31, 2015. Four customers accounted for approximately 24%, 18%, 17% and 14% of consolidated revenue for the year ended December 31, 2014. Two customers accounted for approximately 28% and 24% of consolidated revenue for the year ended December 31, 2013.

Our revenues by country were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Congo	$247,415	$—	$—
India	189,973	207,309	208,100
U.S.	128,157	—	170,199
Gabon	—	207,419	—
Malaysia	—	165,004	87,672
Other countries (a)	206,720	303,172	262,285

Total revenues	$772,265	$882,904	$728,256

(a)	Other countries represent countries in which we operate that individually had operating revenues representing less than 10 percent of total revenues earned.

Our property and equipment, net by country were as follows:

	December 31,
	2015	2014
	(In thousands)
Congo	$582,590	$607,180
India	718,966	746,398
U.S.	—	717,325
South Africa	851,099	—
Other (a)	795,732	961,665

Total property and equipment	$2,948,387	$3,032,568

(a)	Other countries represent countries in which we operate that individually had property equipment, net representing less than 10 percent of total property and equipment.

A substantial portion of our assets are mobile drilling units. Asset locations at the end of the period are not necessarily indicative of the geographic distribution of the revenues generated by such assets during the periods.